Non-cash stock-based compensation - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - S A free shares [member]	6 Months Ended
	Jun. 30, 2024 € / shares	Jun. 30, 2023 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding, beginning balance	1,017,538	909,113
Option outstanding, granted	0	342,900
Option outstanding, change in conversion ratios	41,990
Option outstanding, exercised	(342,434)	0
Option outstanding, forfeited or expired	(112,783)	(36,112)
Option outstanding, ending balance	604,311	1,215,901
Weighted average exercise price per share, beginning balance	€ 6.59	€ 11.18
Weighted average exercise price per share, granted	0	3.08
Weighted - average exercise price per share, Additional shares due to change in conversion ratios	4.76
Weighted average exercise price, Vested	12.57	0
Weighted average exercise price per share, forfeited or expired	6.87	11.1
Weighted average exercise price per share, ending balance	€ 3.02	€ 8.9